Taxation - Schedule of (Loss) Income Before Income Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
PRC entities		¥ 169,320	¥ (79,849)	¥ (625,627)
Non PRC entities		(2,271,281)	(968)
Loss before income tax benefits	$ (305,719)	¥ (2,101,961)	¥ (80,817)	¥ (625,627)